CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues (a)
Total Revenues	¥ 806,877	$ 110,541	¥ 669,503	¥ 884,066
Cost of revenues (a)	(261,682)	(35,850)	(231,940)	(252,561)
Gross profit	545,195	74,691	437,563	631,505
Operating income and expenses (a)
Research and development	(243,391)	(33,344)	(178,207)	(180,957)
Selling and marketing	(342,421)	(46,911)	(242,511)	(476,853)
General and administrative	(244,385)	(33,481)	(229,549)	(214,337)
Impairment of goodwill	(152,890)	(20,946)
Other operating income, net	637	87	2,867	15,051
Total operating expenses	(982,450)	(134,595)	(647,400)	(857,096)
Operating loss	(437,255)	(59,904)	(209,837)	(225,591)
Other income (expenses)
Interest income, net	44,422	6,086	60,978	35,710
Foreign exchange losses	(21,726)	(2,976)	(11,421)	(95,434)
Other income	52,059	7,132	96,765	101,265
Other expense	(191,828)	(26,280)	(574,135)	(361,730)
Loss before taxes	(554,328)	(75,942)	(637,650)	(545,780)
Income tax benefits/(expenses)	(47,258)	(6,474)	43,781	25,089
Net loss	(601,586)	(82,416)	(593,869)	(520,691)
Less: net (loss)/ income attributable to noncontrolling interests	15,971	2,188	9,029	(7,216)
Net loss	¥ (617,557)	$ (84,604)	¥ (602,898)	¥ (513,475)
Losses per share
Basic | (per share)	¥ (0.4161)	$ (0.057)	¥ (0.4095)	¥ (0.3617)
Diluted | (per share)	(0.4162)	(0.057)	(0.41)	(0.3619)
Basic | (per share)	(20.8042)	(2.85)	(20.474)	(18.0854)
Diluted | (per share)	¥ (20.8097)	$ (2.85)	¥ (20.4977)	¥ (18.0954)
Weighted average number of shares used in computation of ordinary shares:
Basic	1,503,054,847	1,503,054,847	1,472,615,281	1,443,682,305
Diluted	1,503,054,847	1,503,054,847	1,472,615,281	1,443,682,305
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	¥ 49,045	$ 6,719	¥ 45,769	¥ 271,640
Unrealized (losses)/gain on available-for-sale securities, net	2,642	362	(43,494)	(8,269)
Other comprehensive income	51,687	7,081	2,275	263,371
Total comprehensive loss	(549,899)	(75,335)	(591,594)	(257,320)
Less: total comprehensive (loss)/ income attributable to noncontrolling interests	14,089	1,930	8,398	(9,531)
Total comprehensive loss attributable to Cheetah Mobile Inc.	(563,988)	(77,265)	(599,992)	(247,789)
Cost of Sales [Member]
Related party Transactions
Amount of transactions with related parties	(33,147)	(4,541)	(29,367)	(41,102)
Research and development
Related party Transactions
Amount of transactions with related parties	(8,545)	(1,171)	(8,632)	(4,143)
Selling and Marketing Expense [Member]
Related party Transactions
Amount of transactions with related parties	(921)	(126)	(1,419)	(89)
General and Administrative Expense [Member]
Related party Transactions
Amount of transactions with related parties	(4,685)	(642)	(7,292)	(3,441)
Related Party [Member]
Related party Transactions
Revenues	56,438	7,732	52,663	53,706
Internet Business [Member]
Revenues (a)
Total Revenues	517,188	70,854	450,134	697,387
AI and Others [Member]
Revenues (a)
Total Revenues	¥ 289,689	$ 39,687	¥ 219,369	¥ 186,679